UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10543______

BlackRock Core Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Core Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Core Bond Trust (BHK)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—101.5%
			Mortgage Pass-Through Securities—11.7%
			Federal Home Loan Mortgage Corp.,
	$ 81		5.00%, 8/01/33	$77,803
	5,735		5.50%, 11/01/18-5/01/36	5,651,228
	1,674	[2]	5.50%, 11/01/18	1,668,918
	2,896		6.00%, 2/01/13-12/01/18	2,933,172
	26		7.00%, 9/01/31	27,213
	72	[3]	7.335%, 5/01/32	73,894
			Federal National Mortgage Assoc.,
	46		4.50%, 2/01/20	44,492
	10,990		5.00%, 11/01/17-6/01/36	10,739,773
	1,175	[2]	5.00%, 1/01/18	1,152,182
	4,047		5.50%, 1/01/18-4/01/36	3,990,547
	2,825		5.97%, 8/01/16	2,928,289
	1,953		6.00%, 8/01/29-11/01/36	1,960,804
	9,000	[2]	6.00%, 2/01/36-11/01/36	9,033,056
	332		7.00%, 1/01/31-7/01/32	342,362
	246		Government National Mortgage Assoc., 5.50%, 8/15/33	243,894
			Small Business Administration,
	849		Ser. P10B, Class 1, 4.754%, 8/01/14	813,786
	1,645		Ser. P10B, Class 1, 5.136%, 8/01/13	1,627,331
			Total Mortgage Pass-Through Securities	43,308,744
			Federal Housing Administration Security—0.3%
	1,045		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,066,229
			Agency Multiple Class Mortgage Pass-Through Securities—7.6%
			Federal Home Loan Mortgage Corp.,
	2,338		Ser. 82, Class HJ, 5.50%, 9/25/32	2,332,077
	1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,168,545
	3,081		Ser. 2806, Class VC, 6.00%, 12/15/19	3,126,920
	1,407		Ser. 2825, Class VP, 5.50%, 6/15/15	1,412,777
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,245,839
	3,298		Ser. 2922, Class GA, 5.50%, 5/15/34	3,304,994
	1,769		Ser. 2927, Class BA, 5.50%, 10/15/33	1,773,538
	1,700		Ser. 2933, Class HD, 5.50%, 2/15/35	1,705,857
	1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,615,853
			Federal National Mortgage Assoc.,
	1,505		Ser. 3 Class AP, 5.50%, 2/25/35	1,508,109
	3,101		Ser. 5, Class PK, 5.00%, 12/25/34	3,060,905
	1,984		Ser. 27, Class PC, 5.50%, 5/25/34	1,981,045
	1,947		Ser. 70, Class NA, 5.50%, 8/25/35	1,948,818
	1,765	[3]	Ser. 118, Class FD, 5.72%, 12/25/33	1,759,289
			Total Agency Multiple Class Mortgage Pass-Through Securities	27,944,566
			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.7%
			First Union National Bank Commercial Mortgage,
AAA	3,150		Ser. C3, Class A3, 6.423%, 8/15/33	3,263,833
AAA	2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,335,666
AAA	2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,294,643
AAA	2,501		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 2/25/32	2,193,678
			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	10,087,820
			Asset-Backed Securities—7.6%
AAA	2,800		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	2,779,583
AAA	2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,801,760
			Countrywide Asset-Backed Certificates,
AAA	581	[3]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	581,354
AAA	1,316	[3]	Ser. 16, Class 4AV1, 5.42%, 1/25/35	1,316,124
AAA	2,825		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,813,489
AAA	2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.07%, 12/15/10	2,834,628
AAA	2,300		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,256,690

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Asset-Backed Securities—(cont'd)
A1	$ 2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	$2,451,735
AAA	2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	2,807,280
AAA	1,250	[3,4]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	1,250,583
AAA	994	[3]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	994,210
AAA	1,023	[3]	SLM Student Loan Trust, Ser. 5, Class A1, 5.36%, 1/25/18	1,023,198
AAA	1,254	[3]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	1,254,190
AAA	2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,711,664
			Total Asset-Backed Securities	27,876,488
			Interest Only Asset-Backed Securities—0.3%
			Sterling Coofs Trust,
AAA	18,322		Ser. 1, 2.365%, 4/15/29	750,052
AAA	15,594		Ser. 2, 2.126%, 3/30/30	497,044
			Total Interest Only Asset-Backed Securities	1,247,096
			Interest Only Mortgage-Backed Securities—1.0%
			Federal Home Loan Mortgage Corp.,
	2,478		Ser. 2579, Class HI, 5.00%, 8/15/17	328,501
	6,425		Ser. 2611, Class QI, 5.50%, 9/15/32	1,189,022
			Federal National Mortgage Assoc.,
	27,692	[3]	Ser. 90, Class JH, 1.38%, 11/25/34	1,248,655
	4,400		Ser. 378, Class 5, 5.00%, 7/01/36	1,016,125
			Total Interest Only Mortgage-Backed Securities	3,782,303
			Commercial Mortgage-Backed Securities—6.4%
AAA	2,180	[3]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 4.886%, 11/10/42	2,149,619
AAA	1,070		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	1,073,049
AAA	2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,651,702
AAA	1,562		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,610,815
AAA	2,536		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	2,548,411
AAA	1,564		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,592,829
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,175,004
AAA	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,103,508
AAA	1,682		JP Morgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,758,012
AAA	2,329		Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,350,652
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,660,842
			Total Commercial Mortgage-Backed Securities	23,674,443
			Corporate Bonds—59.4%
			Aerospace & Defense—1.1%
B	140		Argo-Tech Corp., 9.25%, 6/01/11	151,550
BB	150	[5]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	155,625
B	1,305		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,370,250
			DRS Technologies, Inc.,
B	70		6.875%, 11/01/13	69,300
B	80		7.625%, 2/01/18	81,400
BBB+	960		Northrop Grumman Corp., 7.875%, 3/01/26	1,163,224
BB	15		Sequa Corp., 9.00%, 8/01/09	15,900
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,080,442
			Total Aerospace & Defense	4,087,691
			Automotive—1.2%
			AutoNation, Inc.,
BB+	150		7.00%, 4/15/14	150,750
BB+	150	[3]	7.36%, 4/15/13	151,125
BB-	30	[3,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.874%, 5/15/14	29,775
BBB+	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	701,307
B-	485		Lear Corp., Ser. B, 8.75%, 12/01/16	483,788
B3	250		Metaldyne Corp., 10.00%, 11/01/13	250,000
B1	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,184,000
BB-	517		TRW Automotive, Inc., 9.375%, 2/15/13	553,190
			Total Automotive	4,503,935
			Basic Materials—3.6%
B+	750		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	654,375
B+	995		AK Steel Corp., 7.75%, 6/15/12	1,007,437

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont'd)
B	$ 250	[5]	American Pacific Corp., 9.00%, 2/01/15	$250,000
B+	80	[3]	Bowater, Inc., 8.36%, 3/15/10	80,800
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,100
B-	200		CPG Intl. I, Inc., 10.50%, 7/01/13	208,500
B+	60		Domtar, Inc., 7.125%, 8/15/15 (Canada)	59,250
B+	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	150,000
B	66		Huntsman LLC, 12.00%, 7/15/12	74,910
			Ineos Group Holdings Plc (United Kingdom)
B+	285		7.875%, 2/07/16 (EUR)	350,096
B+	730	[5]	8.50%, 2/15/16	698,975
B3	885		Innophos, Inc., 8.875%, 8/15/14	913,763
BBB	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	145,011
			Lyondell Chemical Co.,
BB-	240		8.00%, 9/15/14	249,600
BB-	385		8.25%, 9/15/16	408,100
BB	220		Millennium America, Inc., 9.25%, 6/15/08	228,525
B2	510		NewPage Corp., 10.00%, 5/01/12	555,900
			Noranda, Inc. (Canada)
BBB+	825		6.00%, 10/15/15	840,343
BBB+	1,250		6.20%, 6/15/35	1,232,642
			Nova Chemicals Corp. (Canada)
BB-	50		6.50%, 1/15/12	47,250
BB-	610	[3]	8.502%, 11/15/13	606,950
CCC+	545	[5]	Pregis Corp., 12.375%, 10/15/13	599,500
B+	16		Rhodia S.A., 10.25%, 6/01/10 (France)	18,240
BBB	1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,365,002
BB-	430	[5]	Terra Capital, Inc., 7.00%, 2/01/17	424,088
BBB-	2,150		Vale Overseas Ltd., 6.875%, 11/21/36 (Cayman Islands)	2,176,875
B-	30	[5]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	31,800
			Total Basic Materials	13,407,032
			Building & Development—0.2%
B-	440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	442,200
B3	190		Nortek, Inc., 8.50%, 9/01/14	189,050
B3	85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,000
			Total Building & Development	716,250
			Business Equipment & Services—0.0%
Ba2	100	[5]	FTI Consulting, Inc., 7.75%, 10/01/16	103,250
			Commercial Services—0.2%
B2	165		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	173,250
B-	180	[3,5]	NCO Group, Inc., 10.244%, 11/15/13	180,000
B+	200	[5]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	208,750
			Total Commercial Services	562,000
			Consumer Products—1.9%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	90,225
CCC+	650	[3]	Ames True Temper, Inc., 9.36%, 1/15/12	663,000
BBB+	530		Federated Department Stores, Inc., 6.79%, 7/15/27	526,499
BBB+	1,125		Federated Retail Holdings, Inc., 5.90%, 12/01/16	1,106,308
B-	205		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	194,750
B-	320		Lazy Days RV Center, Inc., 11.75%, 5/15/12	311,200
B	385	[3]	Levi Strauss & Co., 10.11%, 4/01/12	394,625
BBB+	30		May Deptartment Stores Co., 6.65%, 7/15/24	29,663
			Michaels Stores, Inc.,
B2	470	[5]	10.00%, 11/01/14	499,375
Caa1	600	[5]	11.375%, 11/01/16	645,000
B3	50	[3,5]	Nutro Products, Inc., 9.40%, 10/15/13	51,625
B	1,000		Pantry, Inc., 7.75%, 2/15/14	1,002,500
BB-	200		Quiksilver, Inc., 6.875%, 4/15/15	195,500
BB+	250		Reynolds American, Inc., 7.625%, 6/01/16	264,493
CCC	370		Spectrum Brands, Inc., 7.375%, 2/01/15	322,825

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Consumer Products—(cont'd)
B	$ 655		United Rentals NA, Inc., 7.00%, 2/15/14	$643,538
			Total Consumer Products	6,941,126
			Containers & Packaging—0.8%
			Berry Plastics Holding Corp.,
B2	270	[5]	8.875%, 9/15/14	278,775
B2	180	[3,5]	9.235%, 9/15/14	184,950
B+	150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	155,250
CCC+	75		Graham Packaging Co., Inc., 8.50%, 10/15/12	76,125
B1	300	[3,5]	Impress Holdings BV, 8.585%, 9/15/13 (Netherlands)	300,663
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,563,750
B+	421		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	434,683
			Total Containers & Packaging	2,994,196
			Ecological Services & Equipment—0.2%
Caa1	590		Waste Services, Inc., 9.50%, 4/15/14	613,600
			Energy—7.1%
BBB-	425		Amerada Hess Corp., 7.125%, 3/15/33	462,096
BBB-	2,350		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,328,345
			ANR Pipeline Co.,
B+	260		7.375%, 2/15/24	292,580
B+	410		9.625%, 11/01/21	545,522
B	140		Berry Petroleum Co., 8.25%, 11/01/16	137,900
CCC+	320		Chaparral Energy, Inc., 8.50%, 12/01/15	316,000
			Chesapeake Energy Corp.,
BB	150		6.375%, 6/15/15	145,500
BB	20		6.875%, 11/15/20	19,200
BBB-	500		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	478,150
Ba3	30		CMS Energy Corp., 7.50%, 1/15/09	30,750
Ba3	55		Compagnie Generale de Geophysique S.A., 7.50%, 5/15/15 (France)	55,138
B	235		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	224,425
A1	360		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)	360,135
BBB	725		DTE Energy Co., 6.35%, 6/01/16	751,534
BB-	115		Edison Mission Energy, 7.50%, 6/15/13	119,312
			El Paso Corp.,
B2	100		7.80%, 8/01/31	106,750
B2	65		9.625%, 5/15/12	73,612
B2	150		10.75%, 10/01/10	169,500
			El Paso Natural Gas Co.,
Ba1	850		7.625%, 8/01/10	884,000
Ba1	265		8.625%, 1/15/22	313,379
Ba1	225		8.875%, 6/15/32	270,173
Ba1	126		Elwood Energy LLC, 8.159%, 7/05/26	132,775
A-	1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,025,301
			Encore Acquisition Co.,
B	40		6.00%, 7/15/15	36,000
B	60		7.25%, 12/01/17	57,000
BBB	1,500		Energy East Corp., 6.75%, 7/15/36	1,584,601
B-	130		Exco Resources, Inc., 7.25%, 1/15/11	131,950
AA-	950		Florida Power & Light Co., 4.95%, 6/01/35	837,672
BB+	80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	76,600
BBB+	175		Halliburton Co., 7.60%, 8/15/96	199,029
B	49	[5]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	52,491
B-	210		KCS Energy, Inc., 7.125%, 4/01/12	200,550
A	700		Midamerican Energy Co., 5.80%, 10/15/36	687,770
Ba2	75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	82,646
			Mirant Americas Generation LLC,
Caa1	155		8.30%, 5/01/11	158,100
Caa1	50		8.50%, 10/01/21	50,750
Caa1	75		9.125%, 5/01/31	80,062
BB-	590		Mission Energy Holdings Co., 13.50%, 7/15/08	646,787
Aa3	1,050	[5]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,013,346
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	50,125
B+	285		7.375%, 2/01/16	285,356

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—(cont'd)
A-	$ 360		Occidental Petroleum Corp., 7.20%, 4/01/28	$410,403
BBB	1,000		Ohio Edison Co., 6.875%, 7/15/36	1,087,191
BBB	425		ONEOK Partners LP, 6.65%, 10/01/36	437,554
BB	450	[5]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	470,250
B2	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	149,175
BBB+	790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	708,812
BBB	1,650		Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,749,000
			Reliant Energy, Inc.,
B	210		6.75%, 12/15/14	206,850
B	50		9.25%, 7/15/10	52,500
BB	330	[5]	Sabine Pass LNG LP, 7.50%, 11/30/16	324,225
BBB+	700		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	686,498
B+	315	[5]	SemGroup LP, 8.75%, 11/15/15	315,787
B3	460	[3,5]	Stone Energy Corp., 8.11%, 7/15/10	459,425
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	292,395
B3	320	[5]	Targa Resources, Inc., 8.50%, 11/01/13	320,800
AA	1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,372,809
A2	550		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	533,156
BBB-	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	21,000
B+	270		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	286,022
B1	375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	372,187
BB+	260		Williams Cos., Inc., 8.75%, 3/15/32	295,750
			Total Energy	26,024,701
			Entertainment & Leisure—0.8%
			AMC Entertainment, Inc.,
B3	170		9.50%, 2/01/11	170,425
B3	185		11.00%, 2/01/16	209,050
B3	80		Cinemark, Inc., Zero Coupon, 3/15/14	70,600
B	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,047,500
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	145,687
CCC+	335	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	358,450
B3	110		Poster Financial Group, Inc., 8.75%, 12/01/11	114,400
BB	260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	260,650
Caa1	390	[5]	TDS Investor, 9.875%, 9/01/14	407,550
BB-	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	39,600
			Total Entertainment & Leisure	2,823,912
			Financial Institutions—22.8%
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	320		7.125%, 2/15/13	316,800
BB+	3,165		8.125%, 6/01/11	3,252,037
Aa3	545		BAC Capital Trust XI, 6.625%, 5/23/36	581,053
Aa2	325		Bank One Corp., 3.70%, 1/15/08	320,395
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,414,029
AA+	4,970	[3]	Barclays Bank Plc NY, 5.37%, 3/13/09	4,972,172
B	40		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	44,200
AA	350	[5]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	320,660
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,191,191
AAA	1,075		4.75%, 5/15/12	1,047,938
AA+	600		CitiFinancial, 6.25%, 1/01/08	603,463
			Citigroup, Inc.,
AA+	3,950	[6]	3.625%, 2/09/09	3,831,314
AA+	5,470	[6]	4.125%, 2/22/10	5,302,186
AA+	1,020		4.25%, 7/29/09	996,513
AA+	525		6.875%, 2/15/98	574,548
BB	980		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,058,400
AA-	900	[3]	Deutsche Bank AG, 5.34%, 3/15/07	899,961
AAA	1,700		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,735,346
BB-	200	[3]	Ford Motor Credit Co., 8.11%, 1/13/12	200,822
Aaa	525	[5]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	488,607
AAA	3,625	[3]	General Electric Capital Corp., 5.41%, 1/15/08	3,628,349
AA-	1,415		Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,383,651

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont'd)
			HBOS Treasury Services Plc (United Kingdom)
AA+	$ 855	[5]	3.60%, 8/15/07	$846,699
AA+	825	[5]	3.75%, 9/30/08	802,832
AA-	775		HSBC Bank NA, 5.875%, 11/01/34	769,150
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,795,969
AA-	635		6.375%, 8/01/10	654,641
AA-	300		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	321,545
CCC+	240		iPayment, Inc., 9.75%, 5/15/14	247,200
NR	751	[3,5]	iPayment Investors LP, 11.625%, 7/15/14	758,451
AA	1,500	[5]	Irwin Land LLC, 5.40%, 12/15/47	1,390,740
Aa3	600		JP Morgan Chase & Co., 5.35%, 3/01/07	599,947
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	262,013
A	1,525		MetLife, Inc., 5.70%, 6/15/35	1,470,045
AA	1,150	[5]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,119,108
			Momentive Performance Materials, Inc.,
B-	40	[5]	9.75%, 12/01/14	41,000
B-	770	[5]	10.125%, 12/01/14	795,025
CCC+	255	[5]	11.50%, 12/01/16	257,550
			Morgan Stanley,
AA-	3,300	[3]	5.40%, 3/07/08	3,302,270
AA-	1,900		6.25%, 8/09/26	1,965,077
AA	2,125	[5]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,104,961
B+	645	[5]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	665,962
AAA	850	[5]	New York Life Global Funding, 3.875%, 1/15/09	826,276
AA	350		Ohana Military Communities LLC, Ser. 04I, 6.193%, 4/01/49	364,098
A	500		Prudential Financial, Inc., 5.90%, 3/17/36	495,840
AA-	1,000	[5]	Prudential Funding LLC, 6.60%, 5/15/08	1,010,059
AAA	5,550	[3,5]	Rabobank Nederland Global, 5.36%, 4/06/09 (Netherlands)	5,551,543
			Rainbow National Services LLC,
B+	200	[5]	8.75%, 9/01/12	213,000
B+	1,455	[5]	10.375%, 9/01/14	1,636,875
B-	630		Standard Aero Holdings, Inc., 8.25%, 9/01/14	639,450
AA+	2,711	[7]	Structured Asset Receivable Trust, 1.649%, 1/21/10	2,711,122
			SunTrust Bank,
Aa3	1,635		3.625%, 10/15/07	1,614,620
Aa3	995		4.00%, 10/15/08	971,404
Aa2	1,265		4.415%, 6/15/09	1,240,385
AAA	235	[5]	TIAA Global Markets, Inc., 3.875%, 1/22/08	231,078
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	372,069
B-	50	[3]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	51,625
			US Bank NA,
AA-	1,380		2.87%, 2/01/07	1,380,000
Aa2	2,790		6.50%, 2/01/08	2,808,263
AAA	495	[5]	USAA Capital Corp., 4.00%, 12/10/07	488,576
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	996,310
Aa1	355		4.20%, 1/15/10	344,922
Aa1	1,665		4.625%, 8/09/10	1,627,959
Aa1	435		4.875%, 1/12/11	429,021
Aa1	1,150		Wells Fargo Bank NA, 5.95%, 8/26/36	1,169,067
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	54,336
B3	630	[5]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	626,062
BBB+	1,775	[5]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,745,212
			Total Financial Institutions	83,932,992
			Health Care—1.7%
B2	30	[5]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	27,600
A+	1,030		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,023,950
			HealthSouth Corp.,
CCC+	470	[5]	10.75%, 6/15/16	516,413
CCC+	360	[3,5]	11.354%, 6/15/14	395,550
B-	460		Tenet Healthcare Corp., 6.875%, 11/15/31	359,950
BBB	995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	959,212

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Health Care—(cont'd)
A	$ 870		UnitedHealth Group, Inc., 5.80%, 3/15/36	$851,982
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	435,625
			WellPoint, Inc.,
A-	955		5.85%, 1/15/36	927,743
A-	85		5.95%, 12/15/34	83,518
A	675		Wyeth, 6.00%, 2/15/36	685,253
			Total Health Care	6,266,796
			Industrials—0.8%
B2	360	[5]	AGY Holding Corp., 11.00%, 11/15/14	371,250
B	130		Baldor Electric Co., 8.625%, 2/15/17	134,388
B	140		Hexcel Corp., 6.75%, 2/01/15	136,850
B-	120		Park-Ohio Industries, Inc., 8.375%, 11/15/14	115,500
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	306,000
			RBS Global, Inc./Rexnord Corp.,
B3	480	[5]	9.50%, 8/01/14	496,800
CCC+	325	[5]	11.75%, 8/01/16	343,687
B-	950	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,007,000
B3	200		Trimas Corp., 9.875%, 6/15/12	200,500
			Total Industrials	3,111,975
			Media—6.3%
			Affinion Group, Inc.,
B2	515		10.125%, 10/15/13	553,625
B-	180		11.50%, 10/15/15	193,500
Caa2	450		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	432,000
			AOL Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	91,038
BBB+	3,040		7.57%, 2/01/24	3,346,724
BBB+	205	[6]	7.625%, 4/15/31	229,788
BBB+	85		7.70%, 5/01/32	96,117
BBB	55	[5]	BSKYB Finance UK Plc, 6.50%, 10/15/35 (United Kingdom)	54,115
B+	180	[3]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	190,800
B2	110		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	114,125
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	1,210		10.25%, 9/15/10	1,256,887
CCC	130		Ser. B, 10.25%, 9/15/10	134,713
B3	645	[5]	CMP Susquehanna Corp., 9.875%, 5/15/14	661,125
			Comcast Corp.,
BBB+	790		6.45%, 3/15/37	792,546
BBB+	2,375		6.50%, 1/15/17-11/15/35	2,464,231
B	75		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	81,563
BB	125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	130,781
			Echostar DBS Corp.,
BB-	175		5.75%, 10/01/08	173,906
BB-	290		7.00%, 10/01/13	290,362
BB-	75		7.125%, 2/01/16	75,281
B+	250		General Cable Corp., 9.50%, 11/15/10	263,750
B+	620	[5]	Idearc, Inc., 8.00%, 11/15/16	630,850
CCC+	100	[5]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	99,000
B1	450		LIN Television Corp., 6.50%, 5/15/13	434,250
B	180		MediaNews Group, Inc., 6.875%, 10/01/13	163,800
B2	485		Network Communications, Inc., 10.75%, 12/01/13	500,156
			News America Holdings, Inc.,
BBB	985		7.625%, 11/30/28	1,095,894
BBB	825		7.70%, 10/30/25	925,203
BBB	625		8.45%, 8/01/34	762,934
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	534,800
			Nielsen Finance LLC/Nielsen Finance Co.,
CCC+	300	[5]	Zero Coupon, 8/01/16	210,375
B3	965	[5]	10.00%, 8/01/14	1,051,850
B1	600	[3,5]	Paxson Communications Corp., 8.61%, 1/15/12	618,000
			Primedia, Inc.,
B2	400		8.00%, 5/15/13	385,000
B2	190		8.875%, 5/15/11	192,850

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont'd)
B	$ 865		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	$906,087
Caa1	95		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	94,525
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	214,684
BBB+	620		7.875%, 8/01/13-2/15/26	713,375
BBB+	70		Time Warner Cos., Inc., 6.95%, 1/15/28	73,532
			Vertis, Inc.,
B1	645		9.75%, 4/01/09	660,319
Caa1	225		Ser. B, 10.875%, 6/15/09	228,375
Caa1	1,230		Young Broadcasting, Inc., 10.00%, 3/01/11	1,211,550
			Total Media	23,334,386
			Real Estate—1.0%
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	366,195
BBB+	775		8.25%, 7/15/08	803,571
			Rouse Co.,
BB+	895		3.625%, 3/15/09	851,457
BB+	1,650		5.375%, 11/26/13	1,540,061
			Total Real Estate	3,561,284
			Technology—1.6%
BB-	50		Advanced Micro Devices, Inc., 7.75%, 11/01/12	51,125
CCC+	80		Amkor Technology, Inc., 7.75%, 5/15/13	75,400
B+	250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	237,813
B+	150	[3,5]	Conexant Systems, Inc., 9.126%, 11/15/10	153,375
			Freescale Semiconductor, Inc.,
B	1,175	[5]	9.125%, 12/15/14	1,167,656
B1	140	[3,5]	9.244%, 12/15/14	139,300
B	185	[5]	10.125%, 12/15/16	184,075
B+	740	[5]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	764,975
CCC+	35	[5]	Open Solutions, Inc., 9.75%, 2/01/15	35,831
B	200		Sanmina-SCI Corp., 8.125%, 3/01/16	190,500
B-	175	[5]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	171,938
			SunGard Data Systems, Inc.,
B-	105		9.125%, 8/15/13	110,513
B-	355	[3]	9.973%, 8/15/13	370,087
B-	610		10.25%, 8/15/15	655,750
B	945		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	966,262
Caa1	189	[5]	UGS Capital Corp. II, 10.38%, 6/01/11	192,864
B3	410		UGS Corp., 10.00%, 6/01/12	448,950
			Total Technology	5,916,414
			Telecommunications—7.7%
A	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	857,312
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	218,400
CCC	415	[5]	Cricket Communications, Inc., 9.375%, 11/01/14	438,344
			Deutsche Telekom Intl. Finance BV (Netherlands)
A-	3,000		5.75%, 3/23/16	2,955,042
A-	25		8.75%, 6/15/30	30,547
B3	190	[3]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	195,225
			Intelsat Ltd. (Bermuda)
BB-	295		8.625%, 1/15/15	313,806
B	185	[3,5]	8.872%, 1/15/15	188,191
BB-	500	[5]	9.25%, 6/15/16	548,750
BB-	105	[3]	10.252%, 1/15/12	106,050
B	200	[5]	11.25%, 6/15/16	226,000
B	870	[3,5]	11.354%, 6/15/13	928,725
Ba3	95		Lucent Technologies, Inc., 6.45%, 3/15/29	86,450
B+	770	[5]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	827,750
B-	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	61,600
			Nortel Networks Ltd. (Canada)
B-	530	[3,5]	9.61%, 7/15/11	563,125
B-	185	[5]	10.125%, 7/15/13	202,575

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Telecommunications—(cont'd)
			PanAmSat Corp.,
B	$ 155		9.00%, 8/15/14	$167,012
B	475	[5]	9.00%, 6/15/16	517,156
			Qwest Corp.,
BBB-	200		7.875%, 9/01/11	212,500
BBB-	470	[3]	8.61%, 6/15/13	512,300
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	163,137
A	780		SBC Communications, Inc., 6.45%, 6/15/34	792,531
BBB	1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,707,089
BBB	675		Sprint Nextel Corp., 6.00%, 12/01/16	656,959
			Telecom Italia Capital S.A. (Luxembourg)
BBB+	1,075		4.95%, 9/30/14	990,065
BBB+	1,550		6.00%, 9/30/34	1,377,767
BBB+	1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,124,644
BBB+	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	777,265
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	81,416
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	102,165
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	259,911
A+	335		Ser. A, 5.875%, 1/17/12	338,664
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,965,656
			Vodafone Group Plc (United Kingdom)
A-	1,465	[3]	5.454%, 12/28/07	1,465,835
A-	2,504		7.75%, 2/15/10	2,659,546
B-	610	[5]	West Corp., 11.00%, 10/15/16	631,350
BB	350	[5]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	403,375
			Windstream Corp.,
BB+	500		8.125%, 8/01/13	538,125
BB+	280		8.625%, 8/01/16	305,550
			Total Telecommunications	28,497,910
			Transportation—0.4%
BB-	115		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	116,869
B-	110	[5]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	104,500
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	366,806
B1	405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	394,369
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,467
B	500	[5]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	508,750
			Total Transportation	1,540,761
			Total Corporate Bonds	218,940,211
			U.S. Government and Agency Securities—3.1%
	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,715,098
	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	585,143
	1,655		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,784,929
			U.S. Treasury Bonds,
	6,640	[2]	2.00%, 1/15/26	6,226,748
	575		4.50%, 2/15/36	537,446
	625		U.S. Treasury Notes, 4.625%, 11/15/16	615,332
			Total U.S. Government and Agency Securities	11,464,696

BlackRock Core Bond Trust (BHK) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)	Description	Value
		Foreign Government Bonds—1.4%
		United Mexican States,
Baa1	$ 2,000	5.625%, 1/15/17	$1,974,000
Baa1	2,967	6.75%, 9/27/34	3,145,347
		Total Foreign Government Bonds	5,119,347
	Shares
		Common Stock—0.0%
	1,895 [8,9]	Critical Care Systems Intl., Inc.	15,160
		Preferred Stock—0.0%
	45,000	Superior Essex Holding Corp., Ser. A, 9.50%	36,900
		Total Long-Term Investments (cost $379,473,287)	374,564,003
	Contracts/
	Notional
	Amount
	(000)
		OUTSTANDING OPTIONS PURCHASED—0.2%
		Interest Rate Swaps,
	$ 4,900	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	249,018
	43,600	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	26,452
	4,900	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	280,363
	43,600	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	4
	55	U.S. Treasury Notes Future, expiring 6/16/07	17,187
		Total Outstanding Options Purchased (cost $673,455)	573,024
		Total Investments before outstanding options written (cost $380,146,74210)	375,137,027
		OUTSTANDING OPTIONS WRITTEN—(0.5)%
		Interest Rate Swaps,
	(13,300)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(644,385)
	(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(172,568)
	(4,500)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(139,995)
	(87,200)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(2,302)
	(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(291,029)
	(13,300)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(12,901)
	(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(79,450)
	(4,500)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(147,645)
	(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(457,850)
		Total Outstanding Options Written (premium received $3,050,985)	(1,948,125)
		Total Investments net of outstanding options written—101.2%	$373,188,902
		Liabilities in excess of other assets—(1.2)%	(4,340,843)
		Net Assets—100%	$368,848,059

_____________________
1	Using the highest of Standard & Poor's, Moody's Investor Service or Fitch's Ratings.
2	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
3	Variable rate security. Rate shown is interest rate as of January 31, 2007.
4	Represents an investment in an affiliate.
5

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 12.4% of its net assets, with a current market value of $45,666,971, in securities restricted as to resale.

6

Security, or a portion thereof, pledged as collateral with a value of $4,593,628 on 107 long Eurodollar futures contracts expiring December 2008, 1,712 long U.S. Treasury Bond futures contracts expiring March 2007, 52 long U.S. Treasury Note futures contracts expiring March 2007, 727 short Eurodollar futures contracts expiring June to December 2007 and 1,454 short U.S. Treasury Note futures contracts expiring March 2007. The notional value of such contracts on January 31, 2007 was $104,708,313, with an unrealized loss of $2,788,177.

7	Illiquid security. As of January 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $2,711,122, in these securities.
8	Security is fair valued.
9	Non-income producing security.
10

Cost for federal income tax purposes is $380,808,389. The net unrealized depreciation on a tax basis is $5,671,362, consisting of $4,427,050 gross unrealized appreciation and $10,098,412 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR — London Interbank Offered Rate

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Core Bond Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007